                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10127

                     FORTRESS BROOKDALE INVESTMENT FUND LLC
               (Exact name of Registrant as specified in charter)

1251 Avenue Of The Americas, 16th Floor, New York, NY                    10020
       (Address of principal executive offices)                       (Zip code)

  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 798-6100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
REVIEW REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                1

FINANCIAL STATEMENTS (Unaudited):

   Statement of Assets and Liabilities at June 30, 2005                       2

   Schedule of Investments at June 30, 2005                                   3

   Statement of Operations for the Six Months Ended June 30, 2005 and
   Financial Highlights for the Six Months Ended June 30, 2005 and the
   Years Ended December 31, 2004, 2003, 2002 and 2001                         4

   Statement of Cash Flows for the Six Months Ended June 30, 2005             5

   Statements of Changes in Net Assets for the Six Months Ended June 30,
   2005 and the Year Ended December 31, 2004                                  6

   Notes to Financial Statements                                              7

             Report of Independent Registered Public Accounting Firm

To the Members and Trustees of
Fortress Brookdale Investment Fund, LLC

We have reviewed the accompanying statement of assets and liabilities of Fortress Brookdale Investment Fund, LLC (the "Company"), including the schedule of investments, as of June 30, 2005, and the related statements of operations, cash flows, changes in net assets, and financial highlights for the six-month period ended June 30, 2005. These interim financial statements and financial highlights are the responsibility of the Company's management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the interim financial statements and financial highlights referred to above for them to be in conformity with U.S generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended December 31, 2004, and financial highlights for each of the four years in the period then ended and for the period from September 6, 2000 through December 31, 2000, and in our report dated February 28, 2005, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.


                                        /s/ Ernst & Young LLP

August 29, 2005
New York, New York

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
(dollar amounts in thousands)

                                                                   June 30, 2005
                                                                   -------------
ASSETS
   Investment in controlled affiliate, at
      fair value (cost $3,220)                                        $5,654
   Cash and cash equivalents                                             259
   Other assets                                                           53
                                                                      ------
                                                                       5,966
                                                                      ------
LIABILITIES
   Due to affiliates                                                      94
   Other liabilities                                                      35
   Preferred equity (mandatorily redeemable)                              53
                                                                      ------
                                                                         182
                                                                      ------
NET ASSETS, representing members' capital                             $5,784
                                                                      ======
NET ASSETS CONSISTS OF:
   Capital paid in                                                    $3,676
   Undistributed net investment income (loss)                           (326)
   Accumulated net unrealized gain                                     2,434
                                                                      ------
                                                                      $5,784
                                                                      ======

See notes to financial statements.

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

SCHEDULE OF INVESTMENTS (Unaudited)
AS OF JUNE 30, 2005
(dollar amounts in thousands)

Investment                                               Description of Security        Cost (c)   Fair Value
----------                                          ---------------------------------   --------   ----------
Investment in controlled affiliate (a):
   Fortress Brookdale Acquisition LLC ("FBA") (b)   4.58% of the issued common shares    $3,220      $5,654
                                                                                         ======      ======

(a) The Company's investment advisor also advises Fortress Registered Investment Trust, which owns 50.51% of FBA. FBA is, therefore, considered an affiliate of the Company for the purposes herein. These securities are restricted as to public resale and are not readily marketable.

(b) FBA owns 100% of the outstanding common shares of Brookdale Living Communities, Inc., an owner and operator of senior independent living facilities, as its sole asset at the end of the period.

(c) The United States Federal income tax basis of Fortress Brookdale Investment Fund LLC's investment at the end of the period was approximately $6.1 million and, accordingly, unrealized depreciation for United States Federal income tax purposes was approximately $0.4 million.

Summary of Transactions with Affiliated Company

                                                          Dividends, Interest
                                                           and Realized Gains
Affiliate                               Purchase Date          and Losses       Fair Value
---------                            ------------------   -------------------   ----------
Fortress Brookdale Acquisition LLC   September 23, 2000           $--             $5,654
                                                                  ===             ======

See notes to financial statements.

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF OPERATIONS AND FINANCIAL HIGHLIGHTS (Unaudited)
(dollar amounts in thousands)

                                                                Six Months Ended
                                                                  June 30, 2005
                                                                ----------------
Income
   Interest                                                          $   2
                                                                     -----
                                                                         2
                                                                     -----
Expenses
   Audit fees                                                           21
   Directors' fees                                                       9
   Insurance expense                                                     4
   Preferred dividends                                                   3
                                                                     -----
                                                                        37
                                                                     -----
Net investment income/(loss)                                           (35)

Net unrealized gain/(loss) on controlled affiliate
   investments                                                        (178)
                                                                     -----

Net decrease in net assets resulting from operations                 $(213)
                                                                     =====

FINANCIAL HIGHLIGHTS

                                                                                       Year Ended December 31,
                                                                 Six Months Ended   ----------------------------
                                                                   June 30, 2005    2004    2003    2002    2001
                                                                 ----------------   ----    ----    ----    ----
Disclosure of certain ratios:
   Ratio of total expenses to average net assets                      1.2% *         0.4%    0.2%    0.2%    0.2%
   Ratio of net investment income (loss) to average net assets       (1.2)% *       (0.3)%  (0.2)%  (0.2)%  (0.2)%
   Portfolio turnover rate                                            0.0% *         0.0%    0.0%    0.0%    0.0%
   IRR since inception                                                3.5%           3.9%    5.3%    6.3%    2.2%
   Total return                                                      (3.6)%         (0.3)%   3.0%    7.2%    5.6%

*    Annualized.

See notes to financial statements.

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF CASH FLOWS (Unaudited)
(dollar amounts in thousands)

                                                                Six Months Ended
                                                                  June 30, 2005
                                                                ----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations                  $(213)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
   Net unrealized loss on controlled affiliate investments              178
   Change in:
      Due to affiliates                                                  39
      Other liabilities                                                 (13)
                                                                      -----
Net cash used in operating activities                                    (9)
                                                                      -----

CASH FLOWS FROM FINANCING ACTIVITIES:
   Capital distributions                                                 --
                                                                      -----
Net cash used in financing activities                                    --
                                                                      -----

NET DECREASE IN CASH AND CASH EQUIVALENTS                                (9)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                          268
                                                                      -----
CASH AND CASH EQUIVALENTS, END OF PERIOD                              $ 259
                                                                      =====

See notes to financial statements.

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
(dollar amounts in thousands)

                                                   Six Months Ended       Year Ended
                                                     June 30, 2005    December 31, 2004
                                                   ----------------   -----------------
Increase (decrease) in net assets resulting from
   operations
   Net investment income (loss)                         $  (35)           $    (50)
   Net unrealized loss on controlled affiliate
      investments                                         (178)                 --
                                                        ------            --------
Net increase (decrease) in net assets resulting
   from operations                                        (213)                (50)
Capital distributions                                       --             (11,324)
                                                        ------            --------
Net increase (decrease) in net assets                     (213)            (11,374)
Net assets, beginning of period                          5,997              17,371
                                                        ------            --------
Net assets, end of period                               $5,784            $  5,997
                                                        ======            ========
Undistributed net investment income (loss)              $ (326)           $   (291)
                                                        ======            ========

See notes to financial statements.

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2005

1.   ORGANIZATION

     Fortress Brookdale Investment Fund LLC (the "Company") was formed on September 6, 2000 as a Delaware limited liability company and operates as a closed-end, non-diversified management registered investment company ("RIC") under the Investment Company Act of 1940 (the "Act"). The Company was formed primarily to invest in limited liability interests in Fortress Brookdale Acquisition LLC ("FBA"). FBA owns 100% of the issued and outstanding common stock of Brookdale Living Communities, Inc., a leading senior living company.

     The members of the Company include Northwestern Mutual Life Insurance Company ("Northwestern"), Weyerhaeuser Company Master Retirement Trust ("Weyerhaeuser"), and FIG Advisors LLC ("FIG", and together with Northwestern and Weyerhaeuser, the "Members"), with FIG acting as Advisory Member. The liability of each member is limited to the amount of capital contributions required to be made by such member in accordance with the provisions of the Company's operating agreement, as amended. The operating agreement provides that, unless terminated earlier, the Company will terminate on the first anniversary of the termination of FBA.

     FIG is also the advisor of Fortress Registered Investment Trust, which holds 50.51% of FBA. As the Company and FBA share the same advisor, they are considered affiliates for purposes herein.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF ACCOUNTING - The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). The Company reports its investments at fair value on the reporting date, including its investment in FBA.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     RISKS AND UNCERTAINTIES - In the normal course of business, the Company may encounter market risk. Market risk reflects changes in the value of investments in securities due to changes in interest rates or other market factors, including the valuation of equity securities held by the Company.

     VALUATION OF ASSETS AND LIABILITIES - The valuation of investments is determined in accordance with the Company's valuation policies as approved by the Company's board of managers. Such policies include, among other methods, the utilization of discounted cash flow analyses.

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2005

     Due to the inherent uncertainty of valuations of investments without a public market, the estimates of value may differ from the values that are ultimately realized by the Company, and such differences could be material.

     FEDERAL INCOME TAXES - No income taxes have been provided for in these financial statements as each Member is individually responsible for reporting income or loss based upon their respective share of the Company's income and expenses as reported for income tax purposes.

     DISTRIBUTIONS TO MEMBERS - Distributions to members are recorded when paid. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to GAAP/tax differences in the character of income and expense recognition. No distributions were paid during the period ended June 30, 2005.

     SECURITY TRANSACTIONS AND REVENUE RECOGNITION - The Company records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, or in the absence of a formal declaration, on the date of receipt.

     CASH AND CASH EQUIVALENTS - The Company considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Certain amounts on deposit with major financial institutions may, from time to time, exceed insured limits.

3.   ALLOCATIONS TO MEMBERS

     Net Profits, as defined, are first allocated to FIG in an amount equal to a cumulative return of 1.5% per annum on all Capital Contributions. Remaining Net Profits are then allocated to holders of the preferred equity interest in accordance with its terms, then to the Members other than FIG. Net Losses, as defined, are allocated first to the Members other than FIG.

4.   PREFERRED EQUITY INTERESTS

     The Company has issued preferred equity interests in the aggregate amount of $52,500 to 105 qualified investors. Such securities attract a 10% return, payable out of the Company's Net Profits.

5.   DUE TO AFFILIATES

     Due to affiliates of $94,000 represents general and administrative expenses paid by an affiliate of the Advisory Member on behalf of the Company.

FORTRESS BROOKDALE INVESTMENT FUND LLC
Supplemental Information (Unaudited)

I. Board of Managers Information

Aggregate remuneration paid by Fortress Brookdale Investment Fund LLC during the period January 1 to June 30, 2005 to all directors equals $8,125.

The Statement of Additional Information includes additional information about managers and is available upon request without charge by calling collect (212) 798-6100.

II. Proxy Voting

A description of the policies and procedures that Fortress Brookdale Investment Fund LLC uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling collect (212) 798-6100, and (ii) on the SEC's website at http://www.sec.gov.

Information regarding how Fortress Brookdale Investment Fund LLC voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling collect (212) 798-6100 and
(ii) on the SEC's website at http://www.sec.gov.

III. Portfolio Holdings

Fortress Brookdale Investment Fund LLC files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Fortress Brookdale Investment Fund LLC's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following table depicts the portfolio holdings of the registrant as of June 30, 2005, by industry based on the net asset value of each investment:

Senior Living   100.0%

ITEM 2. CODE OF ETHICS.

Not required for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the unaudited financial statements.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

Not required for semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

ITEM 12. EXHIBITS.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer Pursuant to Rule 30a-2(a) under the Act.

(b) Certification pursuant to Rule 30a-2(b) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Brookdale Investment Fund LLC


By: /s/ Jeffrey Rosenthal
    ---------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: September 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Wesley R. Edens
    ---------------------------------
Name: Wesley R. Edens
Title: Chief Executive Officer
Date: September 8, 2005


By: /s/ Jeffrey Rosenthal
    ---------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: September 8, 2005